Schedule of short-term investments and long-term investment classified by security type (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Investments [Line Items]
Adjusted cost		¥ 219,191		¥ 267,452
Gross unrealized gains	¥ 79	40
Gross unrealized losses		(100)
Short-term investments		198,562	$ 38,256	267,531
Long-term investment		20,569
Time Deposits [Member]
Schedule of Investments [Line Items]
Adjusted cost		20,569		21,100
Gross unrealized gains
Gross unrealized losses
Short-term investments				21,100
Long-term investment		20,569
Structured Deposits [Member]
Schedule of Investments [Line Items]
Adjusted cost		190,027		239,330
Gross unrealized gains
Gross unrealized losses
Short-term investments		190,027		239,330
Long-term investment
Government Securities [Member]
Schedule of Investments [Line Items]
Adjusted cost		8,595		7,022
Gross unrealized gains	79	40
Gross unrealized losses		(100)
Short-term investments		8,535		7,101
Long-term investment